Exhibit 99.1

CRVNA 2022-P2 Servicer Report

Distribution Date:	5/10/2023
Collection Period:	4/1/2023	Through	4/30/2023
Accrual Period:	4/10/2023	Through	5/9/2023

	Principal Balance Rollforward of Receivables and Additional Collection Activity

			Unit	Principal
	Principal		Reconciliation	Reconciliation
(1)	Beginning Pool Balance	(1)	20,902	434,184,620.14
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	0.00
(3)	Collateral Takeout & Unwinds	(3)	0	0.00
(4)	Principal Collections	(4)
(5)	Total collections allocable to principal & Units Paid in Full	(5)	268	11,306,190.01
(6)	Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
(7)	Charged-Off Losses (Gross)	(7)
(8)	Charged-off Losses (system current period)	(8)	41	688,263.09

(9)	Ending Pool Balance	(9)	20,593	422,190,167.04

	Interest, Fees and Recoveries
(10)	Collections allocable to interest	(10)		3,260,990.04
(11)	Collections from Recoveries (prior charge-offs)	(11)		310,859.05
(12)	All other amounts and fees received and not allocable to principal	(12)		10,339.33

(13)	Total non-Principal Collections	(13)		3,582,188.42

	Principal Balance Roll-Forward of Notes

(14)	Original Pool Balance as of Cutoff Date		(14)	605,000,000.09
(15)	The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}		(15)	69.78%

(16)	Original Class A-1 Note Balance		(16)	82,000,000.00
(17)	Beginning Class A-1 Note Balance		(17)	0.00
(18)	Class A-1 Monthly Parity Deficit Amount		(18)	0.00
(19)	Class A-1 Regular Principal Payment Amount		(19)	0.00

(20)	Class A-1 Note Balance after Class A-1 Monthly Principal Payment		(20)	0.00
(21)	Class A-1 Pool Factor {(20)/(16)}		(21)	0.00%

(22)	Original Class A-2 Note Balance		(22)	185,500,000.00
(23)	Beginning Class A-2 Note Balance		(23)	88,517,120.14
(24)	Class A-2 Monthly Parity Deficit Amount		(24)	3,826,953.10
(25)	Class A-2 Regular Principal Payment Amount		(25)	8,167,500.00

(26)	Class A-2 Note Balance after Class A-2 Monthly Principal Payment		(26)	76,522,667.04
(27)	Class A-2 Pool Factor {(26)/(22)}		(27)	41.25%

(28)	Original Class A-3 Note Balance		(28)	185,500,000.00
(29)	Beginning Class A-3 Note Balance		(29)	185,500,000.00
(30)	Class A-3 Monthly Parity Deficit Amount		(30)	0.00
(31)	Class A-3 Regular Principal Payment Amount		(31)	0.00

(32)	Class A-3 Note Balance after Class A-3 Monthly Principal Payment		(32)	185,500,000.00
(33)	Class A-3 Pool Factor {(32)/(28)}		(33)	100.00%

(34)	Original Class A-4 Note Balance		(34)	97,550,000.00
(35)	Beginning Class A-4 Note Balance		(35)	97,550,000.00
(36)	Class A-4 Monthly Parity Deficit Amount		(36)	0.00
(37)	Class A-4 Regular Principal Payment Amount		(37)	0.00

(38)	Class A-4 Note Balance after Class A-4 Monthly Principal Payment		(38)	97,550,000.00
(39)	Class A-4 Pool Factor {(38)/(34)}		(39)	100.00%

(40)	Original Class B Note Balance		(40)	18,450,000.00
(41)	Beginning Class B Note Balance		(41)	18,450,000.00
(42)	Class B Monthly Parity Deficit Amount		(42)	0.00
(43)	Class B Regular Principal Payment Amount		(43)	0.00

(44)	Class B Note Balance after Class B Monthly Principal Payment		(44)	18,450,000.00
(45)	Class B Pool Factor {(44)/(40)}		(45)	100.00%

(46)	Original Class C Note Balance		(46)	17,550,000.00
(47)	Beginning Class C Note Balance		(47)	17,550,000.00
(48)	Class C Monthly Parity Deficit Amount		(48)	0.00
(49)	Class C Regular Principal Payment Amount		(49)	0.00

(50)	Class C Note Balance after Class C Monthly Principal Payment		(50)	17,550,000.00
(51)	Class C Pool Factor {(50)/(46)}		(51)	100.00%

(52)	Original Class D Note Balance		(52)	18,450,000.00
(53)	Beginning Class D Note Balance		(53)	18,450,000.00
(54)	Class D Monthly Parity Deficit Amount		(54)	0.00
(55)	Class D Regular Principal Payment Amount		(55)	0.00

(56)	Class D Note Balance after Class D Monthly Principal Payment		(56)	18,450,000.00
(57)	Class D Pool Factor {(56)/(52)}		(57)	100.00%

(58)	Original Class N Note Balance		(58)	10,587,000.00
(59)	Beginning Class N Note Balance		(59)	2,307,549.19
(60)	Class N Regular Principal Payment Amount		(60)	968,763.70

(61)	Class N Note Balance after Class N Monthly Principal Payment		(61)	1,338,785.49
(62)	Class N Pool Factor {(61)/(58)}		(62)	12.65%

	Overcollateralization & Principal Payment Calculation

(63)	Overcollateralization in Dollars		(63)	8,167,500.00
(64)	Overcollateralization Target Amount		(64)	8,167,500.00

(65)	Total Available Cash		(65)	14,888,378.43
(66)	Distributions in priority to Regular PDA		(66)	(5,743,711.40)

(67)	Cash available to principal		(67)	9,144,667.03

(68)	Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(68)		426,017,120.14
(69)	Ending Collateral Balance {(9)}	(69)	422,190,167.04
(70)	OC Target Amount {(64)}	(70)	8,167,500.00

(71)	Required ProForma Note Balance	(71)		414,022,667.04

(72)	Excess	(72)		11,994,453.10

(73)	Regular PDA {lesser of (67) and (72)}	(73)		8,167,500.00

	Reserve Account & Class N Reserve Account Reconciliation

	(a)	Reserve Account Rollforward
(74)		Specified Reserve Account Amount {(14) * 0.65%}			(74)	3,932,500.00
(75)		Aggregate Note Balance after all distributions {sum of (20,26,32,38,44,50,56)}			(75)	414,022,667.04
(76)		Specified Reserve Amount {Lesser of (74),(75)}			(76)	3,932,500.00

(77)		Beginning of Period Reserve Account Balance			(77)	3,932,500.00
(78)		Amount withdrawn from the Reserve Account			(78)	0.00
(79)		Amount deposited to the Reserve Account			(79)	0.00

(80)		Ending Reserve Account Balance			(80)	3,932,500.00

	(b)	Class N Reserve Account Rollforward
(81)		Specified Class N Reserve Account Amount			(81)	1,815,000.00
(82)		Aggregate Class N Note Balance after all distributions			(82)	1,338,785.49
(83)		Specified Class N Reserve Amount			(83)	1,815,000.00

(84)		Beginning of Period Class N Reserve Account Balance			(84)	1,815,000.00
(85)		Amount withdrawn from the Reserve Account			(85)	0.00
(86)		Amount deposited to the Reserve Account			(86)	0.00

(87)		Ending Class N Reserve Account Balance			(87)	1,815,000.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(88)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(88)	3,427,963
(89)		Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}			(89)	688,263

(90)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(90)	4,116,226

	(b)	Liquidation Proceeds
(91)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(91)	976,226
(92)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(92)	310,859
(93)		Less Liquidation Expenses incurred in the current Collection Period			(93)	(12,106)

(94)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(94)	1,274,979

	(c)	Net Losses
(95)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(95)	2,451,737
(96)		Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(93)}			(96)	389,510

(97)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(97)	2,841,247

	(d)	Historical Net Loss Data

				Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period		463,648,800	184,416	0.04%
		Net Losses in Second Preceding Collection Period		452,356,500	216,786	0.05%
		Net Losses in First Preceding Collection Period		440,506,291	439,624	0.10%
		Net Losses in Current Collection Period		428,187,394	389,510	0.09%

	Delinquency Data
	(d)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period		Current Collection Period 12
				Delinquency Bucket	No. of Receivables	Principal Balance
(98)			(98)	31-60	229	4,735,370.71
(99)			(99)	61-90	89	1,845,037.62
(100)			(100)	91-120	27	433,866.92

(101)			(101)	Total Delinquencies	345	7,014,275.25

(102)		Receivables greater than 60 days delinquent at end of Collection Period	(102)			0.54%
(103)		Delinquency Trigger Level (based on Current Collection Period)	(103)			2.00%

	Statistical Data
	(e)	Pool Statistics in the Collection Period		Original	Prev. Month	Current
(104)		Weighted Average APR of the Receivables	(104)	9.09%	9.13%	9.13%
(105)		Weighted Average Remaining Term of the Receivables	(105)	70.00	60.69	59.72
(106)		Weighted Average Original Term of the Receivables	(106)	71.00	70.98	71.00
(107)		Average Principal Balance	(107)	$24,150	$20,772	$20,502
(108)		Net Losses in Period {(96)}	(108)	0.00	439,624.35	389,509.98
(109)		Aggregate Realized Losses {(97)}	(109)	0.00	2,451,737.32	2,841,247.30
(110)		Aggregate Realized Loss percentage {(97)/(14)}	(110)	0.00%	0.41%	0.47%
(111)		Number of Receivables at End of Collection Period	(111)	24,150	20,902	20,593

	Extension Data
	(f)	Collection Period Extension Data
(112)		Number of receivables extended in Collection Period (A)			(112)	45
(113)		Principal Balance of receivables extended in Collection Period (B)			(113)	1,068,149.14
(114)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)			(114)	20,902
(115)		Pool Balance as of the beginning of the Collection Period (D)			(115)	434,184,620.14
(116)		Ratio of (A) over (C)			(116)	0.22%
(117)		Ratio of (B) over (D)			(117)	0.25%

	Amounts Deposited into the Collection Account

		Available Principal
(118)		Collections allocable to principal {(5)}			(118)	11,306,190.01
(119)		Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}			(119)	310,859.05
(120)		Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)			(120)	0.00
(121)		Purchase Amount for Collateral Takeout & Unwinds			(121)	0.00

(122)		Total Collected Principal			(122)	11,617,049.06

		Collected Interest and Supplemental Servicing Fees
(123)		Collections allocable to interest {(10)}			(123)	3,260,990.04
(124)		Collections allocable to Supplemental Servicing Fees {(12)}			(124)	10,339.33

(125)		Total Collected Interest and Supplemental Servicing Fees			(125)	3,271,329.37

(126)		Excess amount withdrawn from Reserve Account {(78)}			(126)	0.00

(127)		Amount deposited to Collection Account			(127)	14,888,378.43

	Calculation and Allocation of Priority PDA

	Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
(128)	Class A-1	0.00	422,190,167.04	0.00	13,225,840.13	0.00	0.00
(129)	Class A-2	88,517,120.14	422,190,167.04	0.00	13,225,840.13	0.00	3,826,953.10
(130)	Class A-3	274,017,120.14	422,190,167.04	0.00	13,225,840.13	0.00	0.00
(131)	Class A-4	371,567,120.14	422,190,167.04	0.00	13,225,840.13	0.00	0.00
(132)	Class B	390,017,120.14	422,190,167.04	0.00	13,147,735.13	0.00	0.00
(133)	Class C	407,567,120.14	422,190,167.04	0.00	13,068,175.13	0.00	0.00
(134)	Class D	426,017,120.14	422,190,167.04	3,826,953.10	12,971,620.13	3,826,953.10	0.00

Calculation of Interest Distributable Amount

Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(135)	Class A-1	0.00	0	1.50600%	30	8.33%	0.00
(136)	Class A-2	88,517,120.14	0	3.33%	30	8.33%	245,635.01
(137)	Class A-3	185,500,000.00	0	4.13%	30	8.33%	638,429.17
(138)	Class A-4	97,550,000.00	0	4.68%	30	8.33%	380,445.00
(139)	Class B	18,450,000.00	0	5.08%	30	8.33%	78,105.00
(140)	Class C	17,550,000.00	0	5.44%	30	8.33%	79,560.00
(141)	Class D	18,450,000.00	0	6.28%	30	8.33%	96,555.00
(142)	Class N	2,307,549.19	0	4.37%	30	8.33%	8,403.32

Cash Distributions for Activity in Collection Period (Waterfall)

Pursuant to
Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
Total Deposited to Collection Account	14,888,378.43	0.00	-3.7%
Supplemental Servicing Fees	8,064.58	0.00	-14.0%
Unpaid Supplemental Servicing Fees from prior Distribution Date	0.00	0.00	0.0%
Servicer Liquidation Reimbursements	12,105.94	0.00	-23.9%
Unpaid Servicer Liquidation Reimbursements from prior Distribution Date	0.00	0.00	0.0%
Available Funds	14,868,207.91	0.00	-3.7%

1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	1.00%	361,820.52	0.00	-2.8%
Servicing Fee Payable from Servicing Strip Amount	0.60%	217,092.31	0.00	-2.8%
Servicing Strip Amount distributed to Class XS Notes	0.40%	144,728.21	0.00	-2.8%
Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer	0.00	0.00	0.0%
Fees due to:
Indenture Trustee	1,500.00	0.00	0.0%
Owner Trustee	0.00	0.00	0.0%
Grantor Trust Trustee	0.00	0.00	0.0%
Administrator	83.33	0.00	0.0%
Regulatory Filing Fees	5,320.67	0.00	0.0%
Collateral Custodian	1,384.09	0.00	3.3%
Asset Representations Reviewer	5,000.00	0.00	0.0%
Rating Agency	0.00	0.00	0.0%
Independent Accountant Fees	0.00	0.00	0.0%
3	Backup Servicer Fee	2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount	1,264,509.18	0.00	-2.7%
5	First Priority PDA	0.00	0.00	0.0%
6	Class B Interest Distributable Amount	78,105.00	0.00	0.0%
7	Second Priority PDA	0.00	0.00	0.0%
8	Class C Interest Distributable Amount	79,560.00	0.00	0.0%
9	Third Priority PDA	0.00	0.00	0.0%
10	Class D Interest Distributable Amount	96,555.00	0.00	0.0%
11	Fourth Priority PDA	3,826,953.10	0.00	-14.5%
12	Reserve Account (amount required to fund Reserve Account to required amount)	0.00	0.00	0.0%
13	Regular PDA (other than Class N and Class XS Notes)	8,167,500.00	0.00	0.0%
14	Class N interest Distributable Amount	8,403.32	0.00	-26.9%
15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)	0.00	0.00	0.0%
16	Class N Principal Distribution Amount (until paid-in-full)	968,763.70	0.00	14.3%
17	Unpaid indemnity amounts due to Backup Servicer as successor servicer	0.00	0.00	0.0%
Unpaid Fees due to:
Indenture Trustee	0.00	0.00	0.0%
Owner Trustee	0.00	0.00	0.0%
Grantor Trust Trustee	0.00	0.00	0.0%
Administrator	0.00	0.00	0.0%
Collateral Custodian	0.00	0.00	0.0%
Asset Representations Reviewer	0.00	0.00	0.0%
Rating Agency	0.00	0.00	0.0%
Backup Servicer	0.00	0.00	0.0%
18	To holders of the certificates, any remaining amounts	0.00	0.00	0.0%